Other financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Other financial assets
Schedule of other financial assets

As at December 31	2022	2021
Investments	$5,372	$13,672
Prepaid gold interest	4,534	—
Total other financial assets	$9,906	$13,672